ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a.    Background

The accompanying consolidated financial statements include the financial statements of Ambow Education Holding Ltd. (hereafter refer as the “Company”), its subsidiaries. The Company and its subsidiaries are hereinafter collectively referred to as the “Group”.

The Company was incorporated in the Cayman Islands on June 26, 2007. On August 5, 2010, the Company and certain selling shareholders of the Company completed its initial public offering. In June 2018, the Company completed its public offering of 2,070,000 ADSs at $4.25 per ADS.

On October 5, 2020, the Company completed the issuance of 1,507,538 ADSs, at a purchase price of $3.98 per ADS, in a registered direct offering. Each ADS represents two Class A ordinary shares of the Company.

On November 23, 2022, the Company and its wholly owned subsidiaries, namely Ambow Education Ltd., Ambow Education Management Ltd. and Ambow Education Group Ltd. (collectively, the “Ambow China”) entered into a share purchase agreement (the “Purchase Agreement”) with Clover Wealth Limited (the “Purchaser”), a third party. Pursuant to the Purchase Agreement, the Company have agreed to sell all of the equity interests in the Ambow China to the Purchaser in consideration of the Purchaser paying $12 million in cash to the Company (the “Sale of Ambow China”). The Sale was completed on December 31, 2022. Upon completion of the Sale of Ambow China, the Company would have sold all of its assets and operations in China. The Sale of Ambow China does not affect the sale of the K-9 Business and the historical financial data related to the K-9 business are included in discontinued operations.

On February 28, 2023, the Company completed the issuance of 2,500,000 ADSs (representing 5,000,000 Class A Ordinary Shares), at a purchase price of $0.80 per ADS, in a registered direct offering.

b.    Nature of operations

The Group is a U.S.-based, AI-driven technology educational company. Its mission is to eliminate barriers between online and offline environments, languages and regions, and academia and industry. The Group is developing a new HybriU AI Digital Education Solution that transforms the educational environment, bridging the gap between traditional methods and the future of digital learning. This solution combines sophisticated software and hardware to create an AI-powered digital and hybrid classroom, designed to enhance educational delivery and engagement. Through HybriU, the Group’s dynamic will be patented open-platform technology that facilitates hybrid learning. In addition, the Group offers high-quality, individualized, and dynamic career education services and products through the operation of its for-profit colleges.

c.    Major subsidiaries

As of December 31, 2023, the Company’s major subsidiaries include the following entities:

		Place of	Percentage
	Date of	incorporation	of
	incorporation	(or establishment)	ownership
Name	or acquisition	/operation	%	Principal activity
Subsidiaries

Ambow Education Inc.	July 5, 2016	United States	100%	Investment Holding

Ambow BSC Inc.	February 14, 2017	United States	100%	Investment Holding

Bay State College Inc. (Note i)	November 20, 2017	United States	100%	CP&CE Programs

Ambow NSAD Inc.	May 8, 2019	United States	100%	Investment Holding

NewSchool of Architecture and Design, LLC (“NewSchool”)	March 6, 2020	United States	100%	CP&CE Programs

(Note i) The Board of Trustees announced to permanently close Bay State College at the end of the 2022-2023 academic year, and this permanent close has been completed on August 31, 2023.